Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,460,148,796.14
Total Fee Amount	339,746.55
Total Offset Amount	0.00
Net Fee	$ 339,746.55
Offering Table N/A
Offset Table N/A	N/A